Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Mar. 31, 2021	Feb. 10, 2021
Significant Accounting Policies [Line Items]
Cash and cash equivalents original maturity description	three months or less
Operating lease right-of-use assets	$ 2,295,263	$ 2,046,835	$ 2,899,199
Sprout Foods, Inc Acquisition
Significant Accounting Policies [Line Items]
Acquired interest				50.10%
Impairment Loss Related to Right-of-use Assets
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 0